BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 313,169,000	[1]	$ 304,482,000	[1]	$ 230,445,000	[1]
Vessels and equipment, net	647,519,000		671,445,000
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	313,169,000		304,482,000		230,445,000
Running and voyage and manufacturing expenses	254,427,000		224,607,000		150,922,000
Depreciation and amortization	43,852,000	[2]	39,144,000	[2]	34,371,000	[2]
Segment operating (loss) profit	(25,119,000)		19,384,000		18,718,000
Segment assets	773,832,000		780,170,000		701,587,000
Investments in and receivables from affiliates	4,282,000		6,851,000		6,824,000
Loss from investment in affiliates	(1,175,000)		(1,073,000)		(341,000)
Additions to long-lived assets	40,016,000		96,112,000	[3]	105,247,000
Impairment charge	16,000,000	[2]	0	[2]	0	[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Other assets	14,271,000		16,021,000
Corporate cash and cash equivalents	222,215,000		34,096,000		105,570,000		53,201,000
Consolidated total assets	1,010,318,000		830,287,000
Major Customers [Abstract]
Major customer revenue amount	92,000,000		86,400,000		75,200,000
Major customer percentage of revenue (in hundredths)	29.00%		28.00%		33.00%
South America [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	76.00%		88.00%		87.00%
Percentage of vessels and equipment (in hundredths)	87.00%		85.00%
Revenues	238,572,000	[1]	267,420,000	[1]	199,585,000	[1]
Vessels and equipment, net	564,352,000		572,512,000
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	28,320,000	[1]	19,910,000	[1]	19,923,000	[1]
Vessels and equipment, net	25,474,000		26,571,000
Central America [Member]
Segment Reporting Information [Line Items]
Revenues	35,333,000	[1]	16,499,000	[1]	5,624,000	[1]
North America [Member]
Segment Reporting Information [Line Items]
Revenues	7,438,000	[1]	227,000	[1]	1,219,000	[1]
Asia [Member]
Segment Reporting Information [Line Items]
Revenues	3,506,000	[1]	426,000	[1]	4,094,000	[1]
Vessels and equipment, net	53,496,000		68,149,000
Other Countries [Member]
Segment Reporting Information [Line Items]
Vessels and equipment, net	4,197,000		4,213,000
ARGENTINA [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	28.00%		29.00%		30.00%
BRAZIL [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	29.00%		25.00%		27.00%
URUGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	4.00%		20.00%		13.00%
PARAGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	12.00%		12.00%		19.00%
Handy Size Small Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	3
River Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	52.00%		57.00%		52.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	163,279,000		174,594,000		120,024,000
Running and voyage and manufacturing expenses	148,653,000		132,719,000		80,702,000
Depreciation and amortization	21,996,000		20,139,000		17,248,000
Segment operating (loss) profit	(18,963,000)		13,138,000		10,244,000
Segment assets	387,484,000		392,549,000		351,388,000
Investments in and receivables from affiliates	4,032,000		6,595,000		6,537,000
Loss from investment in affiliates	(1,168,000)		(1,042,000)		(322,000)
Additions to long-lived assets	24,634,000		73,265,000	[3]	67,942,000
Major Customers [Abstract]
Major customer revenue amount	49,600,000		60,200,000		50,400,000
Major customer percentage of revenue (in hundredths)	16.00%		20.00%		22.00%
Shipyard [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	10.00%		6.00%		0.00%
Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	25.00%		21.00%		24.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	76,661,000		64,606,000		54,283,000
Running and voyage and manufacturing expenses	43,405,000		38,852,000		29,637,000
Depreciation and amortization	10,938,000		9,436,000		7,178,000
Segment operating (loss) profit	17,615,000		10,999,000		10,611,000
Segment assets	263,315,000		263,094,000		245,865,000
Investments in and receivables from affiliates	0		0		0
Loss from investment in affiliates	0		0		0
Additions to long-lived assets	13,405,000		19,502,000	[3]	7,141,000
Ocean Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	23.00%		22.00%		24.00%
Number of Vessels	8
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	73,229,000		65,282,000		56,138,000
Running and voyage and manufacturing expenses	62,369,000		53,036,000		40,583,000
Depreciation and amortization	10,918,000		9,569,000		9,945,000
Segment operating (loss) profit	(23,771,000)	[4]	(4,753,000)		(2,137,000)
Segment assets	123,033,000		124,527,000		104,334,000
Investments in and receivables from affiliates	250,000		256,000		287,000
Loss from investment in affiliates	(7,000)		(31,000)		(19,000)
Additions to long-lived assets	1,977,000		3,345,000	[3]	30,164,000
Ocean Business [Member] | Handy Size Small Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	4
Ocean Business [Member] | Feeder Container Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	2
Ocean Business [Member] | Oceangoing Tug [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Ocean Business [Member] | Oceangoing Barges [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Corporate [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Additions to long-lived assets			$ 1,751

[1]	Classified by country of domicile of charterers/costumers.
[2]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[3]	Excludes $1,751, which corresponds to additions to corporate assets.
[4]	Includes an impairment charge for our product tanker M/V Amadeo of $16,000